Document and Entity Information	Apr. 01, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	General Electric Co
Entity Incorporation State Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address Address Line 1	1 Neumann Way
Entity Address City Or Town	Evendale
Entity Address State Or Province	OH
Entity Address Postal Zip Code	45215
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000040545
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	One Financial Center
Entity Address Address Line 2	Suite 3700
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02111
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
0.875% Notes Due 2025 [Member]
Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
1.875% Notes Due 2027 [Member]
Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes Due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7.5% Guaranteed Subordinated Notes Due 2035 [Member]
Entity Information [Line Items]
Security 12b Title	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes Due 2037 [Member]
Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE